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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2002

Check here if Amendment / /;    Amendment Number:
        This Amendment (Check only one.):   / /  is a restatement.
                                            / /  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      McCarthy Group Asset Management, Inc.
Address:   1125 South 103rd Street, Suite 450
           Omaha, Nebraska
           68124

Form 13F File Number:   28- 05489

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard L. Jarvis
Title:     Chairman
Phone:     (402) 393-8281

Signature, Place, and Date of Signing:

             /s/ Richard L. Jarvis             Omaha, Nebraska           11/1/02
    ---------------------------------  -----------------------------  ----------
               [Signature]                      [City, State]           [Date]

Report type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     28- _________________           ___________________________________________
     [Repeat as necessary.]

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          -0-

Form 13F Information Table Entry Total:     116

Form 13F Information Table Value Total:     $186,104
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.                 Form 13F File Number      Name

     NONE              28- ________________        _____________________________

     [Repeat as necessary.]

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McCarthy Group Asset Management, Inc.
FORM 13F
30-Sep-02

                                                               Value  Shares/ Sh/  Put/  Invstmt   Other        Voting Authority
        Name of Issuer          Title of class     CUSIP     (x$1000) Prn Amt Prn  Call  Dscretn  Managers    Sole   Shared   None
Brooktrout, Inc.                      COM        114580103       697   152556 SH         Defined             142131           10425
Cantel Medical Corporation            COM        138098108       445    44043 SH         Defined              42477            1566
Carnival Cruise Lines - Cl A          COM        143658102      1864    74275 SH         Defined              66284            7991
CarrAmerica Realty Corporation        COM        144418100       555    22045 SH         Defined              21345             700
Caseys Gen Stores Inc                 COM        147528103      1518   131388 SH         Defined             128214            3174
Cendant Corp                          COM        151313103      3189   296410 SH         Defined             258033           38377
Chateau Communities                   COM        161726104       706    26741 SH         Defined              25866             875
Comverse Technology                   COM        205862402      2462   352247 SH         Defined             319410           32837
Conmed Corp                           COM        207410101      1637    81263 SH         Defined              79019            2244
Convergys Corp                        COM        212485106      2262   150482 SH         Defined             144630            5852
Countrywide Credit Inds               COM        222372104      1656    35116 SH         Defined              29668            5448
Cousins Properties                    COM        222795106       522    22704 SH         Defined              22704
Electronic Data Sys Corp              COM        285661104      1173    83907 SH         Defined              72974           10933
FNB Corporation                       COM        302520101      2974   106149 SH         Defined                             106149
Factset Research Systems Inc          COM        303075105      1689    63628 SH         Defined              61737            1891
Freddie Mac                           COM        313400301      1495    26750 SH         Defined              24936            1814
IHOP Corp                             COM        449623107      1635    67843 SH         Defined              63519            4324
IMS Health Inc                        COM        449934108      2742   183134 SH         Defined             169640           13494
IRT Property Co.                      COM        450058102       318    27090 SH         Defined              25790            1300
Insituform Technologies Class         COM        457667103      1299    90555 SH         Defined              89760             795
Interpublic Group Cos Inc             COM        460690100       240    15114 SH         Defined               6914            8200
iShares MSCI EAFE Index Fund          COM        464287465       762     8000 SH         Defined               8000
iShares DJ US Real Estate             COM        464287739       469     6007 SH         Defined               6007
iShares S&P SC 600/Value              COM        464287879      1635    23600 SH         Defined              23600
Johnson & Johnson Com                 COM        478160104      2113    39072 SH         Defined              37835            1237
Kimball Intl Cl B                     COM        494274103       290    20990 SH         Defined              15490            5500
Knight-Ridder Inc.                    COM        499040103       495     8780 SH         Defined               8661             119
Kroger Co                             COM        501044101      1115    79061 SH         Defined              77720            1341
Liberty Media Corp Cl A               COM        530718105      5865   816916 SH         Defined             731274           85642
M & F Worldwide Corp.                 COM        552541104       188    39586 SH         Defined              34286            5300
Manufactured Home Communities         COM        564682102       635    19904 SH         Defined              18701            1203
Mattel Inc                            COM        577081102      2243   124561 SH         Defined             114393           10168
Mc Cormick & Co Nv                    COM        579780206       610    26738 SH         Defined              22564            4174
Merck & Co                            COM        589331107      2680    58640 SH         Defined              51479            7161
NCO Group Inc                         COM        628858102       967    84877 SH         Defined              83646            1231
Nasdaq-100 Index Shares               COM        631100104       652    31457 SH         Defined              31457
Nationwide Health Properties I        COM        638620104       242    14200 SH         Defined              14200
Newfield Exploration Cos              COM        651290108      1791    53309 SH         Defined              51850            1459
Novastar Financial, Inc.              COM        669947400     32446  1484925 SH         Defined            1484925
Novell Inc                            COM        670006105      1444   687787 SH         Defined             665844           21943
Paxar Corp                            COM        704227107       843    57993 SH         Defined              57993
Perrigo Co.                           COM        714290103      2092   196812 SH         Defined             188124            8688
Procter & Gamble Co                   COM        742718109       215     2405 SH         Defined               1855             550
Qwest Communications Intl             COM        749121109       490   214765 SH         Defined             195803           18962
Regency Centers Corp.                 COM        758849103       651    21006 SH         Defined              19631            1375
Republic Services Inc                 COM        760759100      3903   207621 SH         Defined             185326           22295
Reynolds & Reynolds A                 COM        761695105      2573   114648 SH         Defined             111169            3479
Scotts Co Cl A                        COM        810186106      1434    34393 SH         Defined              32893            1500
Shaw Group Inc                        COM        820280105      1319    92894 SH         Defined              91729            1165
Stone Energy Corp                     COM        861642106      1629    50113 SH         Defined              48111            2002
Strayer Education Inc.                COM        863236105       865    14537 SH         Defined              14537
Suntrust Banks Inc                    COM        867914103       284     4612 SH         Defined               4612
Sybase Inc                            COM        871130100      1443   124196 SH         Defined             123184            1012
Torchmark Corp                        COM        891027104      2016    58838 SH         Defined              56068            2770
Tyco Intl Ltd New                     COM        902124106      5600   397149 SH         Defined             351780           45369
U.S. Bancorp                          COM        902973304       617    33202 SH         Defined              18206           14996
United Dominion Rlty                  COM        910197102       274    17200 SH         Defined              17200
Universal Forest Products             COM        913543104       367    19526 SH         Defined              19526
Valassis Communications               COM        918866104      1481    42230 SH         Defined              39147            3083
Vital Signs Inc                       COM        928469105      1560    52510 SH         Defined              50084            2426
Vornado Realty Trust                  COM        929042109       404    10239 SH         Defined               9518             721
WD-40 Co.                             COM        929236107       588    20332 SH         Defined              20332
Wash Mutual Inc                       COM        939322103      4762   151323 SH         Defined             137686           13637
Wausau-Mosinee Paper Corporati        COM        943315101       203    22000 SH         Defined              22000
Yum! Brands Inc.                      COM        988498101       329    11884 SH         Defined               9442            2442
Zale Corp New                         COM        988858106      1881    62366 SH         Defined              60906            1460
AOL Time Warner                       COM        00184a105      3625   309823 SH         Defined             279902           29921
Acceptance Insurance Companies        COM        004308102      4235  1794540 SH         Defined            1794540

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
Advent Software Inc                   COM        007974108       720    62905 SH         Defined              62905
Albertson's Inc.                      COM        013104104      1209    50035 SH         Defined              40835            9200
Alliance Imaging Inc.                 COM        018606202       395    32992 SH         Defined              32992
Allstate Corp                         COM        020002101       701    19717 SH         Defined              19017             700
Amer Intl Group Inc                   COM        026874107       427     7810 SH         Defined               6461            1349
Apache Corp.                          COM        037411105      1074    18060 SH         Defined              16760            1300
Apartment Investment & Mgmt Co        COM        03748r101       338     8707 SH         Defined               7457            1250
Apogent Technologies Inc              COM        03760a101      3700   198311 SH         Defined             177812           20499
Applebees Intl Inc                    COM        037899101      1454    66335 SH         Defined              65741             594
Celera Genomics Group - Appler        COM        038020202      1546   194407 SH         Defined             181209           13198
Arbitron Inc                          COM        03875q108       351    10307 SH         Defined              10307
Archstone-Smith Trust                 COM        039583109       365    15293 SH         Defined              15093             200
Arden Rlty Group Inc                  COM        039793104       454    19179 SH         Defined              18797             382
Avalonbay Communities Inc             COM        053484101       579    13856 SH         Defined              12728            1128
Avatar Holdings Inc. CV               CONV       053494AD2      1216  1265000 PRN        Defined             420000          845000
Berkshire Hathaway Inc Cl B           COM        084670207      2877     1167 SH         Defined               1030             137
Biogen Inc                            COM        090597105      2218    75792 SH         Defined              70384            5408
H & R Block Inc                       COM        093671105       376     8960 SH         Defined               8116             844
Blyth, Inc.                           COM        09643p108       237     8499 SH         Defined               8499
Charter Communications Class A        COM        16117M107       978   526026 SH         Defined             512487           13539
Citizens Communications               COM        17453b101      3003   442907 SH         Defined             395792           47115
Comverse Technologies CV              CONV       205862AJ4       203   250000 PRN        Defined                             250000
Devon Energy Corporation              COM        25179M103      2413    50009 SH         Defined              45587            4422
EFunds Corp                           COM        28224r101      1716   182956 SH         Defined             179106            3850
Energen Corp                          COM        29265n108       967    38211 SH         Defined              37040            1171
Exxon Mobil Corp.                     COM        30231G102       211     6608 SH         Defined               5412            1196
Felcor Lodging Trust Inc              COM        31430F101       470    36655 SH         Defined              36655
Firstservice Corp                     COM        33761n109      1232    62864 SH         Defined              62864
Global Imaging Systems                COM        37934a100      1103    58417 SH         Defined              58417
Host Marriott Corporation             COM        44107p104       328    35338 SH         Defined              28888            6450
Insight Communications Co.            COM        45768v108      1549   167870 SH         Defined             163216            4654
Interpublic Group                     CONV       460690AJ9       420   580000 PRN        Defined             310000          270000
Intrado, Inc.                         COM        46117a100      1204   124678 SH         Defined             123007            1671
Kilroy Realty Corp                    COM        49427f108       601    25364 SH         Defined              23494            1870
Level 3 Communications, Inc.          COM        52729n100        53    13547 SH         Defined              13169             378
Orthodontic Centers Of   Ameri        COM        68750p103      1285   120070 SH         Defined             112871            7199
Parker Drilling CV                    CONV       701081AD3      2458  2770000 PRN        Defined             485000         2285000
Precision Drilling Corp               COM        74022D100       372    12354 SH         Defined              12354
Public Storage Inc                    COM        74460D109       223     6988 SH         Defined               6746             242
R H Donnelley Corp New                COM        74955w307      1036    39863 SH         Defined              38576            1287
Reckson Associates Realty             COM        75621k106       425    18676 SH         Defined              18676
Standard & Poor's 500 Deposito        COM        78462f103      3951    48310 SH         Defined              48310
Thermo Electron Corp                  CONV       883556ah5        14    15000 PRN        Defined              15000
Waste Mgmt Inc New                    COM        94106l109      4175   179018 SH         Defined             160845           18173
Worldcom, Inc.                        COM        98157d106         3    26416 SH         Defined              23598            2818
Fresh Del Monte Produce Inc.          COM        G36738105       880    34374 SH         Defined              34374
Trenwick Group Inc                    COM        g9032c109       127    24375 SH         Defined                              24375
Teekay Shipping Corp                  COM        Y8564w103      1062    37255 SH         Defined              35461            1794
REPORT SUMMARY                               116 DATA RECORDS 186104          0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED